UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2009

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 19.96%

Automobiles 9.87%

Capital Auto Receivables Asset Trust 2006-2 A3B	0.303	%#	5/15/2011	0.03	$334	$333,611
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%		4/15/2011	0.22	614	622,082
Capital Auto Receivables Asset Trust 2007-1 A3B	0.253	%#	4/15/2011	0.03	492	491,219
Capital Auto Receivables Asset Trust 2007- 4A A3B	0.943	%#	12/15/2011	0.03	735	736,655
Capital Auto Receivables Asset Trust 2008-1 A2B	0.943	%#	9/15/2010	0.03	211	211,156
Capital Auto Receivables Asset Trust 2008-1 A3B	1.243	%#	8/15/2012	0.77	645	645,091
Capital One Prime Auto Receivables Trust 2007-1 A3	5.47%		6/15/2011	0.17	753	760,060
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%		1/15/2012	0.44	1,172	1,193,786
Carmax Auto Owner Trust 2006-2 A3	5.15%		2/15/2011	0.07	159	159,711
Carmax Auto Owner Trust 2007-2 A3	5.23%		12/15/2011	0.49	540	551,106
Carmax Auto Owner Trust 2008-2 A2B	1.143	%#	9/15/2011	0.03	589	590,521
Carmax Auto Owner Trust 2009-1 A2	3.31%		11/15/2011	0.58	305	309,350
Daimler Chrysler Auto Trust 2006-D A3	4.98%		2/8/2011	0.13	89	89,682
Daimler Chrysler Auto Trust 2008-B A2B	1.184	%#	7/8/2011	0.33	356	356,926
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	0.52	1,336	1,367,792
Ford Credit Auto Owner Trust 2008-A A2	0.843	%#	7/15/2010	0.03	91	91,120
Ford Credit Auto Owner Trust 2008-C A2B	1.143	%#	1/15/2011	0.21	621	622,135
Ford Credit Auto Owner Trust 2009-B A2	2.10%		11/15/2011	0.67	500	504,364
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%		6/15/2012	0.58	239	243,680
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%		1/15/2012	0.10	110	110,558
Harley-Davidson Motorcycle Trust 2007-3 A3	0.593	%#	6/15/2012	0.03	775	775,615
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%		8/15/2011	0.64	700	707,007
Hyundai Auto Receivables Trust 2007-A A3B	0.643	%#	1/17/2012	0.54	557	557,280
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	0.91	500	500,343
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%		7/15/2011	0.61	1,675	1,696,386
USAA Auto Owner Trust 2007-2 A3	4.90%		2/15/2012	0.39	505	514,345
USAA Auto Owner Trust 2009-1 A2	2.64%		8/15/2011	0.53	1,280	1,293,571

Total						16,035,152

Credit Cards 8.93%

American Express Credit Account Master Trust 2005-1 A	0.273	%#	10/15/2012	0.03	750	748,633
American Express Credit Account Master Trust 2005-5 A	0.283	%#	2/15/2013	0.03	500	498,348
American Express Credit Account Master Trust 2007-3 A	0.243	%#	10/15/2012	0.03	345	344,324
American Express Issuance Trust 2005-1 A	0.273	%#	8/15/2011	0.03	1,000	996,653
American Express Issuance Trust 2007-1 A	0.443	%#	9/15/2011	0.03	519	517,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2007-A6	0.313	%#	5/15/2013	0.04	$1,450	$1,444,984
Capital One Multi-Asset Execution Trust 2007-A9	4.95%		8/15/2012	0.03	530	530,961
Capital One Multi-Asset Execution Trust 2008-A1 A	0.993	%#	11/15/2012	0.03	900	900,843
Chase Issuance Trust 2008-A1	0.693	%#	1/15/2012	0.03	1,275	1,275,835
Chase Issuance Trust 2008-A7	0.893	%#	11/15/2011	0.03	900	900,493
Citibank Credit Card Issuance Trust 2002-A8	0.444	%#	11/7/2011	0.01	1,490	1,489,767
Citibank Credit Card Issuance Trust 2006-A6	0.256	%#	5/24/2012	0.06	403	402,035
Discover Card Master Trust I 2004-2 A2	0.313	%#	5/15/2012	0.03	1,100	1,099,418
Discover Card Master Trust I 2007-1 A	0.253	%#	8/15/2012	0.03	1,000	998,110
MBNA Credit Card Master Note Trust 2003-A8	0.433	%#	12/17/2012	0.03	1,400	1,395,608
MBNA Credit Card Master Note Trust 2004-A10 A	0.323	%#	3/15/2012	0.03	950	949,843

Total						14,493,799

Home Equity 0.07%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.47	124	118,767

Other 1.09%

SLM Student Loan Trust 2007-3 A1	0.494	%#	10/27/2014	0.06	1,072	1,070,365
SLM Student Loan Trust 2008-2 A1	0.804	%#	1/25/2015	0.06	698	697,361

Total						1,767,726

Total Asset-Backed Securities (cost $32,296,760)						32,415,444

CORPORATE BONDS 20.23%

Airlines 0.83%

Southwest Airlines Co.†	10.50%		12/15/2011	1.91	1,250	1,349,556

Banking 1.74%

Bear Stearns Cos., Inc.	5.50%		8/15/2011	1.77	750	785,669
European Investment Bank (Luxembourg)(a)	3.125%		6/4/2014	4.30	1,000	1,024,447
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.25%		4/16/2012	2.45	630	641,295
Morgan Stanley	5.30%		3/1/2013	3.10	350	367,026

Total						2,818,437

Beverages 0.67%

Anheuser-Busch InBev Worldwide, Inc.†	7.20%		1/15/2014	3.67	300	338,068
Miller Brewing Co.†	5.50%		8/15/2013	3.45	400	423,102
SABMiller plc (United Kingdom)†(a)	6.20%		7/1/2011	1.64	305	325,394

Total						1,086,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Consumer/Commercial/Lease Financing 1.00%

Citigroup Funding, Inc.	2.25%	12/10/2012	3.05	$1,000	$1,014,240
General Electric Capital Corp.	5.25%	10/19/2012	2.75	575	608,341

Total					1,622,581

Electric: Integrated 2.60%

Allegheny Energy Supply Co. LLC†	8.25%	4/15/2012	2.22	295	325,152
Black Hills Corp.	6.50%	5/15/2013	3.13	500	525,392
EDP Finance BV (Netherlands)†(a)	5.375%	11/2/2012	2.79	540	582,173
KCP&L Greater Missouri Operations Co.	7.95%	2/1/2011	1.24	500	525,576
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	2.32	350	404,408
Nevada Power Co.	8.25%	6/1/2011	1.53	500	544,308
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	2.73	500	518,840
TECO Energy, Inc.	2.483%#	5/1/2010	0.07	800	804,000

Total					4,229,849

Energy: Exploration & Production 0.85%

Kerr-McGee Corp.	6.875%	9/15/2011	1.82	500	537,062
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	4.50%	9/30/2012	2.87	300	312,218
Woodside Finance Ltd. (Australia)†(a)	6.70%	8/1/2011	1.72	500	533,138

Total					1,382,418

Environmental 0.63%

Allied Waste North America, Inc.	6.375%	4/15/2011	1.42	500	521,767
Hospira, Inc.	0.763%#	3/30/2010	0.24	500	498,851

Total					1,020,618

Food: Wholesale 0.38%

Cadbury Schweppes US Finance LLC†	5.125%	10/1/2013	3.59	98	102,229
Land O’ Lakes, Inc.	9.00%	12/15/2010	0.19	500	508,125

Total					610,354

Gas Distribution 1.58%

Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	2.51	500	544,485
Kinder Morgan Energy Partners LP	7.50%	11/1/2010	1.01	500	524,255
NiSource Finance Corp.	7.875%	11/15/2010	1.04	750	789,223
Panhandle Eastern Pipe Line Co.	6.05%	8/15/2013	3.42	250	266,817
Rockies Express Pipeline LLC†	6.25%	7/15/2013	3.33	150	162,252
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	1.75	250	270,633

Total					2,557,665

Integrated Energy 1.39%

BP Capital Markets plc (United Kingdom)(a)	1.55%	8/11/2011	1.83	500	501,920
Entergy Gulf States, Inc.	0.761%#	12/1/2009	0.16	750	749,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
Integrated Energy (continued)

Shell International Finance BV (Netherlands)(a)	1.30%	9/22/2011	1.95	$1,000	$1,003,194

Total					2,254,380

Investments & Miscellaneous Financial Services 4.73%

Asian Development Bank (Philippines)(a)	2.75%	5/21/2014	4.30	637	644,326
Bank of America Corp.	2.10%	4/30/2012	2.48	2,000	2,029,330
GMAC, Inc.	2.20%	12/19/2012	3.06	1,650	1,668,903
Goldman Sachs Group, Inc. (The)	4.50%	6/15/2010	0.68	250	256,475
Inter-American Development Bank	3.00%	4/22/2014	4.19	650	664,804
JPMorgan Chase & Co.	2.20%	6/15/2012	2.60	825	839,664
Societe de Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	4.19	1,535	1,577,693

Total					7,681,195

Media: Cable 0.56%

Shaw Communications, Inc. (Canada)(a)	7.20%	12/15/2011	2.01	275	294,250
Shaw Communications, Inc. (Canada)(a)	8.25%	4/11/2010	0.51	595	617,313

Total					911,563

Media: Diversified 0.28%

Time Warner, Inc.	6.75%	4/15/2011	1.42	425	454,391

Oil Refining & Marketing 1.16%

Petronas Capital Ltd. (Malaysia)†(a)	7.00%	5/22/2012	2.38	750	826,104
Total Capital SA (France)(a)	5.00%	10/10/2011	1.86	1,000	1,064,781

Total					1,890,885

Software/Services 0.52%

Fiserv, Inc.	6.125%	11/20/2012	2.80	300	325,383
Intuit, Inc.	5.40%	3/15/2012	2.28	500	525,056

Total					850,439

Telecommunications: Integrated/Services 0.60%

Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	3.62	325	342,198
Telefonica Europe BV (Netherlands)(a)	7.75%	9/15/2010	0.92	350	370,313
Verizon Global Funding Corp.	7.25%	12/1/2010	1.10	250	266,146

Total					978,657

Telecommunications: Wireless 0.49%

Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	2.83	700	791,764

Tobacco 0.22%

Reynolds American, Inc.	6.50%	7/15/2010	0.75	350	360,092

Total Corporate Bonds (cost $32,413,778)					32,851,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Currency	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS 5.88%

Brazil 0.07%

Federal Republic of Brazil(a)		6.00%	1/17/2017	5.86	$100	$108,700

Hungary 2.31%

Hungary Government Bond(b)	HUF	6.75%	4/12/2010	0.49	523,000	2,832,996
Hungary Government Bond(b)	HUF	8.25%	10/12/2009	0.03	171,000	929,094

Total						3,762,090

Mexico 2.02%

Mexico Cetes(b)	MXN	Zero Coupon	12/3/2009	17.09	4,088	3,004,411
United Mexican States(a)		7.50%	1/14/2012	2.09	250	278,750

Total						3,283,161

Panama 0.19%

Republic of Panama(a)		9.625%	2/8/2011	1.27	250	277,500
Republic of Panama(a)		7.25%	3/15/2015	4.55	30	34,425

Total						311,925

Peru 0.18%

Republic of Peru(a)		9.125%	2/21/2012	2.17	250	291,250

Poland 0.91%

Poland Government Bond(b)	PLN	5.75%	3/24/2010	0.47	4,210	1,477,355

United Arab Emirates 0.20%

Emirate of Abu Dhabi†(a)		5.50%	8/2/2012	2.61	300	318,148

Total Foreign Government Obligations (cost $9,251,858)						9,552,629

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.35%

Federal Home Loan Mortgage Corp.		3.50%	5/1/2010	0.51	135	136,679
Federal Home Loan Mortgage Corp.		3.50%	9/1/2010	0.74	434	436,390
Federal Home Loan Mortgage Corp.		4.00%	7/1/2010	0.52	197	199,676
Federal Home Loan Mortgage Corp.		4.00%	5/1/2011	0.93	97	99,254
Federal Home Loan Mortgage Corp.		4.931%#	7/1/2035	1.83	989	1,034,282
Federal Home Loan Mortgage Corp.		5.00%	5/1/2021	2.28	626	662,393
Federal Home Loan Mortgage Corp.		5.025%#	8/1/2035	1.66	1,162	1,218,443
Federal Home Loan Mortgage Corp.(c)		5.683%#	11/1/2037	1.50	642	677,217
Federal National Mortgage Assoc.		3.50%	10/1/2010	0.71	79	80,812
Federal National Mortgage Assoc.		4.00%	8/1/2010	0.54	126	126,996
Federal National Mortgage Assoc.		4.00%	10/1/2010	0.67	103	104,121
Federal National Mortgage Assoc.		4.00%	11/1/2010	0.67	258	259,417
Federal National Mortgage Assoc.		4.00%	1/1/2011	0.75	252	253,349
Federal National Mortgage Assoc.		4.00%	6/1/2011	0.94	953	967,257
Federal National Mortgage Assoc.		5.788%#	10/1/2036	1.37	577	607,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	5.896%#	5/1/2036	1.76	$184	$194,590

Total Government Sponsored Enterprises Pass-Throughs (cost $6,962,811)					7,058,807

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 42.78%

Banc of America Commercial Mortgage, Inc. 2001-1 A2	6.503%	4/15/2036	1.09	1,119	1,158,100
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	1.88	1,000	1,052,762
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	1.02	1,542	1,560,486
Banc of America Commercial Mortgage, Inc. 2004-2 A2	3.52%	11/10/2038	0.00	59	59,013
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	0.10	30	30,303
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	2.76	769	790,947
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	0.55	1,887	1,889,623
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	0.73	353	358,566
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	1.10	218	222,120
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	0.76	225	230,234
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	1.33	451	457,205
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A2	4.133%	11/11/2041	0.17	1,131	1,130,733
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1.02	1,405	1,408,182
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	1.98	115	118,175
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	0.25	112	112,102
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	0.45	280	281,472
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	0.40	563	567,521
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	0.95	556	565,349
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A1	5.546%	9/11/2038	0.84	888	902,979
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A2	5.426%	9/11/2041	1.74	730	738,181
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	1.39	161	163,761
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A1	5.415%	4/12/2038	0.63	581	587,964
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	1.80	1,213	1,255,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	0.25	$180	$180,116
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	0.34	1,240	1,239,329
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.575%#	1/15/2046	3.21	920	906,853
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	0.21	175	175,148
Credit Suisse Mortgage Capital Certificates 2006-C3 A1	4.991%	6/15/2038	0.81	77	77,936
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	1.66	684	715,535
CS First Boston Mortgage Securities Corp. 2002-CKS4 A1	4.485%	11/15/2036	1.17	490	500,418
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	0.00	114	113,461
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.16	1,899	1,894,518
CS First Boston Mortgage Securities Corp. 2005-C2 A2	4.577%	4/15/2037	0.51	1,122	1,130,827
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	0.38	339	341,904
CW Capital Cobalt Ltd. 2007-C2 A1	5.064%	4/15/2047	1.40	776	787,163
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	2.02	630	668,579
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	2.39	1,135	1,174,631
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	2.60	1,250	1,291,427
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	2.84	419	429,678
GE Capital Commercial Mortgage Corp. 2004-C1 A2	3.915%	11/10/2038	1.03	11	11,113
GE Capital Commercial Mortgage Corp. 2004-C2 A2	4.119%	3/10/2040	0.89	531	539,645
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	0.29	306	309,180
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	0.22	1,732	1,731,144
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	0.69	377	382,895
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	1.73	500	527,933
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	2.15	550	574,573
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1.35	1,136	1,144,342
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	2.12	658	673,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	0.36	$372	$373,730
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	0.98	1,900	1,903,465
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	0.59	651	654,619
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	3.12	1,200	1,192,990
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	3.38	1,000	1,009,021
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	0.45	1,950	1,940,773
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	0.52	836	844,868
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	1.72	300	315,571
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	0.98	658	672,764
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1.75	716	730,483
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB7 A2	4.128%	1/12/2038	0.79	741	746,310
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A1	4.278%	5/15/2041	0.00	12	11,535
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A2	4.223%	1/15/2042	0.23	706	705,999
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1.87	1,730	1,750,183
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	0.97	570	572,574
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	0.59	981	985,288
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%	8/15/2042	0.76	395	397,275
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%	10/15/2042	2.71	1,000	1,025,279
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	0.40	638	643,214
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%	12/12/2044	0.91	870	873,831
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A1	5.279%	12/12/2043	1.37	678	694,939
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%	12/15/2028	1.42	530	556,064
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%	3/15/2031	1.94	880	936,111
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%	9/15/2027	0.40	853	858,913
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	0.49	184	185,203
LB-UBS Commercial Mortgage Trust 2003-C8 A4	5.124%	11/15/2032	3.41	625	636,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	0.92	$72	$71,815
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	0.03	761	760,735
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	0.03	711	710,368
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	0.09	432	431,588
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	0.54	752	759,647
LB-UBS Commercial Mortgage Trust 2005-C5 A2	4.885%	9/15/2030	0.52	200	200,534
LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%	3/15/2032	0.59	309	313,263
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	0.75	675	678,180
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	0.65	296	299,514
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	0.68	709	719,121
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1.22	1,605	1,617,860
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	0.37	1,366	1,370,003
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	0.66	558	563,396
Morgan Stanley Capital I 2005-HQ6 A1	4.646%	8/13/2042	0.48	96	97,152
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	0.74	1,025	1,025,221
Morgan Stanley Capital I 2005-T19 A1	4.478%	6/12/2047	0.40	72	72,099
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1.19	96	98,339
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	1.42	743	775,223
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	2.10	700	740,064
Wachovia Bank Commercial Mortgage Trust 2003-C3 A1	4.037%	2/15/2034	0.89	169	171,350
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	0.92	912	914,800
Wachovia Bank Commercial Mortgage Trust 2004-C14 A2	4.368%	8/15/2041	0.27	1,021	1,022,377
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	0.11	449	448,994
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	0.15	1,247	1,249,097

Total Non-Agency Commercial Mortgage-Backed Securities (cost $68,092,892)					69,492,100

Total Long-Term Investments (cost $149,018,099)					151,370,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 4.38%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $7,265,000 of U.S. Treasury Bill at 0.185% due 11/12/2009 value: $7,264,274; proceeds: $7,119,592 (cost $7,119,590)	$7,120	$7,119,590

Total Investments in Securities 97.58% (cost $156,137,689)		158,489,978

Foreign Cash and Other Assets in Excess of Liabilities(d) 2.42%		3,932,872

Net Assets 100.00%		$162,422,850

HUF Hungarian Forint.

MXN Mexican Peso.

PLN Polish Zloty.

#	Variable rate security. The interest rate represents the rate at September 30, 2009.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security pledged as collateral for open futures contracts.
(d)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts as follows:

Open Futures Contracts at September 30, 2009:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2009	89	Short	$(19,310,219)	$(59,269)
U.S. 5-Year Treasury Note	December 2009	235	Short	(27,282,031)	(300,767)

Totals				$(46,592,250)	$(360,036)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Open Forward Foreign Currency Contracts at September 30, 2009:
Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	10/9/2009	2,630,000	$664,981	$683,434	$18,453
Argentine Peso	Buy	10/9/2009	535,000	136,829	139,026	2,197
Argentine Peso	Buy	10/9/2009	3,100,000	796,915	805,568	8,653
Argentine Peso	Buy	12/9/2009	900,000	226,541	230,041	3,500
Argentine Peso	Buy	12/9/2009	10,500,000	2,648,172	2,683,808	35,636
Argentine Peso	Buy	12/9/2009	600,000	151,599	153,360	1,761
Argentine Peso	Buy	12/9/2009	625,000	160,532	159,750	(782)
Brazilian Real	Buy	10/9/2009	385,000	199,865	217,097	17,232
Brazilian Real	Buy	10/9/2009	4,765,000	2,322,125	2,686,922	364,797
Brazilian Real	Buy	10/9/2009	1,120,000	566,945	631,553	64,608
Brazilian Real	Sell	10/9/2009	5,230,000	2,953,134	2,949,130	4,004
Brazilian Real	Sell	10/9/2009	1,040,000	518,833	586,443	(67,610)
Brazilian Real	Buy	11/6/2009	3,000,000	1,572,244	1,684,551	112,307
Brazilian Real	Buy	11/6/2009	270,000	144,152	151,609	7,457
Brazilian Real	Buy	11/6/2009	280,000	148,109	157,225	9,116
Brazilian Real	Buy	11/6/2009	255,000	140,442	143,187	2,745
Brazilian Real	Buy	1/15/2010	5,610,000	3,118,399	3,111,009	(7,390)
Chilean Peso	Buy	11/6/2009	510,000,000	947,603	930,770	(16,833)
Chinese Yuan Renminbi	Buy	12/9/2009	1,000,000	146,494	146,374	(120)
Chinese Yuan Renminbi	Buy	12/9/2009	19,070,000	2,792,584	2,791,355	(1,229)
Chinese Yuan Renminbi	Sell	12/9/2009	5,130,000	753,083	750,900	2,183
Chinese Yuan Renminbi	Buy	1/15/2010	1,110,000	163,180	162,418	(762)
Colombian Peso	Buy	11/9/2009	1,450,000,000	706,972	752,365	45,393
Colombian Peso	Buy	11/9/2009	300,000,000	145,914	155,661	9,747
Colombian Peso	Buy	12/9/2009	6,340,000,000	3,043,687	3,276,715	233,028
Colombian Peso	Buy	12/9/2009	335,000,000	173,485	173,139	(346)
Czech Koruna	Buy	10/9/2009	3,350,000	183,894	194,168	10,274
Czech Koruna	Buy	10/9/2009	3,350,000	184,015	194,168	10,153
Czech Koruna	Buy	10/9/2009	2,600,000	146,355	150,698	4,343
Czech Koruna	Buy	10/9/2009	2,600,000	145,231	150,698	5,467
Czech Koruna	Buy	10/9/2009	2,625,000	148,123	152,147	4,024
Czech Koruna	Buy	10/9/2009	50,400,000	2,683,849	2,921,217	237,368
Czech Koruna	Sell	10/9/2009	64,925,000	3,766,825	3,763,096	3,729
Czech Koruna	Buy	11/6/2009	62,200,000	3,455,172	3,602,417	147,245
Czech Koruna	Buy	12/9/2009	42,700,000	2,371,103	2,470,821	99,718
Czech Koruna	Buy	12/9/2009	3,000,000	170,678	173,594	2,916
Czech Koruna	Buy	12/9/2009	3,200,000	187,351	185,167	(2,184)
Czech Koruna	Buy	12/9/2009	3,800,000	221,574	219,885	(1,689)
Czech Koruna	Buy	1/15/2010	68,325,000	3,954,336	3,949,431	(4,905)
Euro	Sell	12/15/2009	780,000	1,137,975	1,141,324	(3,349)
Hong Kong Dollar	Buy	10/9/2009	1,040,000	134,285	134,196	(89)
Hong Kong Dollar	Buy	10/9/2009	1,070,000	138,158	138,067	(91)
Hong Kong Dollar	Buy	10/9/2009	1,650,000	213,027	212,907	(120)
Hong Kong Dollar	Buy	10/9/2009	1,700,000	219,417	219,359	(58)
Hong Kong Dollar	Buy	10/9/2009	17,570,000	2,269,000	2,267,137	(1,863)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar	Buy	10/9/2009	4,820,000	$622,474	$621,947	$(527)
Hong Kong Dollar	Sell	10/9/2009	27,850,000	3,593,595	3,593,612	(17)
Hong Kong Dollar	Buy	11/6/2009	47,000,000	6,070,124	6,065,652	(4,472)
Hong Kong Dollar	Buy	11/6/2009	1,150,000	148,459	148,415	(44)
Hong Kong Dollar	Buy	11/6/2009	1,150,000	148,454	148,415	(39)
Hong Kong Dollar	Buy	11/6/2009	8,850,000	1,142,320	1,142,150	(170)
Hong Kong Dollar	Buy	11/6/2009	1,850,000	238,777	238,755	(22)
Hong Kong Dollar	Sell	11/6/2009	5,700,000	735,878	735,622	256
Hong Kong Dollar	Buy	1/15/2010	30,370,000	3,921,492	3,921,335	(157)
Hungarian Forint	Buy	10/9/2009	122,500,000	629,173	664,661	35,488
Hungarian Forint	Buy	10/9/2009	39,200,000	202,270	212,691	10,421
Hungarian Forint	Buy	10/9/2009	42,000,000	223,985	227,883	3,898
Hungarian Forint	Buy	10/9/2009	155,000,000	809,399	840,999	31,600
Hungarian Forint	Buy	10/9/2009	433,000,000	2,157,556	2,349,372	191,816
Hungarian Forint	Buy	10/9/2009	27,000,000	134,363	146,497	12,134
Hungarian Forint	Buy	10/9/2009	33,500,000	169,363	181,764	12,401
Hungarian Forint	Sell	10/9/2009	538,000,000	2,816,901	2,919,081	(102,180)
Hungarian Forint	Sell	10/9/2009	314,200,000	1,706,125	1,704,787	1,338
Hungarian Forint	Buy	11/6/2009	622,000,000	3,341,391	3,357,696	16,305
Hungarian Forint	Buy	11/6/2009	27,000,000	141,378	145,752	4,374
Hungarian Forint	Buy	11/6/2009	30,000,000	152,855	161,947	9,092
Hungarian Forint	Buy	11/6/2009	29,000,000	154,326	156,548	2,222
Hungarian Forint	Buy	1/15/2010	47,000,000	253,083	251,185	(1,898)
Hungarian Forint	Buy	1/15/2010	354,200,000	1,895,131	1,892,970	(2,161)
Indian Rupee	Buy	10/9/2009	6,525,000	134,239	135,601	1,362
Indian Rupee	Buy	10/9/2009	32,875,000	676,023	683,202	7,179
Indian Rupee	Buy	10/9/2009	65,900,000	1,352,308	1,369,520	17,212
Indian Rupee	Sell	10/9/2009	105,300,000	2,204,774	2,188,323	16,451
Indian Rupee	Buy	11/6/2009	144,680,000	2,997,928	3,000,573	2,645
Indian Rupee	Buy	11/6/2009	7,000,000	142,857	145,175	2,318
Indian Rupee	Buy	11/6/2009	7,020,000	144,148	145,591	1,443
Indian Rupee	Buy	11/6/2009	8,200,000	168,102	170,063	1,961
Indian Rupee	Buy	11/6/2009	10,600,000	221,063	219,837	(1,226)
Indian Rupee	Buy	1/15/2010	113,950,000	2,376,929	2,350,144	(26,785)
Indonesian Rupiah	Buy	10/9/2009	2,200,000,000	217,391	227,325	9,934
Indonesian Rupiah	Buy	10/9/2009	1,500,000,000	146,628	154,995	8,367
Indonesian Rupiah	Buy	10/9/2009	21,550,000,000	2,048,479	2,226,755	178,276
Indonesian Rupiah	Sell	10/9/2009	7,500,000,000	770,258	774,973	(4,715)
Indonesian Rupiah	Sell	10/9/2009	17,750,000,000	1,829,897	1,834,103	(4,206)
Indonesian Rupiah	Buy	12/9/2009	24,000,000,000	2,319,961	2,449,775	129,814
Indonesian Rupiah	Buy	12/9/2009	1,400,000,000	140,309	142,904	2,595
Indonesian Rupiah	Buy	1/15/2010	19,950,000,000	2,035,714	2,020,916	(14,798)
Israeli New Shekel	Buy	11/6/2009	8,500,000	2,230,502	2,257,272	26,770
Israeli New Shekel	Buy	11/6/2009	3,050,000	807,733	809,962	2,229
Israeli New Shekel	Buy	12/9/2009	3,400,000	899,590	903,075	3,485
Israeli New Shekel	Buy	12/9/2009	600,000	160,737	159,366	(1,371)
Malaysian Ringgit	Buy	10/9/2009	3,565,000	997,901	1,029,737	31,836
Malaysian Ringgit	Buy	10/9/2009	480,000	136,363	138,646	2,283
Malaysian Ringgit	Buy	10/9/2009	5,585,000	1,575,458	1,613,206	37,748
Malaysian Ringgit	Buy	10/9/2009	600,000	170,576	173,308	2,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit	Sell	10/9/2009	10,230,000	$2,956,647	$2,954,896	$1,751
Malaysian Ringgit	Buy	11/6/2009	3,015,000	854,834	869,826	14,992
Malaysian Ringgit	Buy	11/6/2009	500,000	140,782	144,250	3,468
Malaysian Ringgit	Buy	11/6/2009	525,000	148,431	151,462	3,031
Malaysian Ringgit	Buy	11/6/2009	540,000	155,541	155,789	248
Malaysian Ringgit	Buy	1/15/2010	10,850,000	3,132,217	3,122,193	(10,024)
Mexican Peso	Buy	10/9/2009	2,500,000	182,163	185,049	2,886
Mexican Peso	Buy	10/9/2009	3,600,000	268,040	266,470	(1,570)
Mexican Peso	Buy	10/9/2009	1,820,000	136,894	134,715	(2,179)
Mexican Peso	Buy	10/9/2009	2,770,000	213,221	205,034	(8,187)
Mexican Peso	Buy	10/9/2009	1,850,000	143,008	136,936	(6,072)
Mexican Peso	Buy	10/9/2009	1,850,000	143,469	136,936	(6,533)
Mexican Peso	Buy	10/9/2009	3,800,000	292,747	281,274	(11,473)
Mexican Peso	Buy	10/9/2009	68,260,000	5,097,301	5,052,568	(44,733)
Mexican Peso	Sell	10/9/2009	86,450,000	6,405,364	6,398,982	6,382
Mexican Peso	Buy	11/6/2009	83,650,000	6,289,237	6,168,032	(121,205)
Mexican Peso	Buy	11/6/2009	2,000,000	148,882	147,472	(1,410)
Mexican Peso	Buy	11/6/2009	3,000,000	223,777	221,208	(2,569)
Mexican Peso	Buy	12/9/2009	3,000,000	225,388	220,203	(5,185)
Mexican Peso	Buy	12/9/2009	2,100,000	155,585	154,142	(1,443)
Mexican Peso	Buy	12/9/2009	2,150,000	159,276	157,812	(1,464)
Mexican Peso	Buy	12/9/2009	3,275,000	240,226	240,388	162
Mexican Peso	Buy	1/15/2010	91,350,000	6,679,096	6,670,387	(8,709)
New Romanian Leu	Buy	10/9/2009	610,000	201,520	211,352	9,832
New Romanian Leu	Sell	10/9/2009	610,000	211,879	211,352	527
New Romanian Leu	Buy	11/6/2009	5,460,000	1,831,390	1,879,331	47,941
New Romanian Leu	Buy	11/6/2009	440,000	145,363	151,448	6,085
New Romanian Leu	Buy	11/6/2009	530,000	176,373	182,426	6,053
New Romanian Leu	Buy	11/6/2009	470,000	163,541	161,774	(1,767)
New Romanian Leu	Buy	12/9/2009	15,225,000	5,002,464	5,201,201	198,737
New Romanian Leu	Buy	12/9/2009	415,000	141,060	141,773	713
New Romanian Leu	Buy	1/15/2010	1,090,000	370,622	369,499	(1,123)
New Turkish Lira	Buy	10/9/2009	200,000	131,011	134,585	3,574
New Turkish Lira	Buy	10/9/2009	7,600,000	4,825,397	5,114,212	288,815
New Turkish Lira	Sell	10/9/2009	7,800,000	5,255,002	5,248,796	6,206
New Turkish Lira	Buy	11/6/2009	7,170,000	4,838,710	4,801,575	(37,135)
New Turkish Lira	Buy	11/6/2009	220,000	143,744	147,329	3,585
New Turkish Lira	Buy	11/6/2009	325,000	215,589	217,645	2,056
New Turkish Lira	Buy	11/6/2009	400,000	264,760	267,870	3,110
New Turkish Lira	Buy	11/6/2009	225,000	148,172	150,677	2,505
New Turkish Lira	Buy	11/6/2009	490,000	328,749	328,141	(608)
New Turkish Lira	Buy	12/9/2009	8,430,000	5,518,460	5,613,105	94,645
New Turkish Lira	Buy	12/9/2009	280,000	185,398	186,438	1,040
New Turkish Lira	Buy	12/9/2009	280,000	186,704	186,438	(266)
New Turkish Lira	Buy	12/9/2009	265,000	175,731	176,450	719
New Turkish Lira	Buy	1/15/2010	8,370,000	5,545,617	5,536,284	(9,333)
Peruvian Nuevo Sol	Buy	11/6/2009	1,740,000	581,940	603,819	21,879
Peruvian Nuevo Sol	Buy	12/9/2009	3,250,000	1,100,762	1,127,349	26,587
Peruvian Nuevo Sol	Buy	12/9/2009	450,000	155,790	156,094	304
Philippine Peso	Buy	12/9/2009	216,400,000	4,400,163	4,533,816	133,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Philippine Peso	Buy	12/9/2009	7,500,000	$156,294	$157,133	$839
Philippine Peso	Buy	12/9/2009	37,500,000	784,191	785,666	1,475
Philippine Peso	Buy	12/9/2009	10,100,000	212,856	211,606	(1,250)
Polish Zloty	Buy	10/9/2009	600,000	199,005	208,939	9,934
Polish Zloty	Buy	10/9/2009	600,000	203,390	208,939	5,549
Polish Zloty	Buy	10/9/2009	820,000	282,028	285,549	3,521
Polish Zloty	Buy	10/9/2009	420,000	145,681	146,257	576
Polish Zloty	Buy	10/9/2009	580,000	203,106	201,974	(1,132)
Polish Zloty	Buy	10/9/2009	25,950,000	8,059,006	9,036,598	977,592
Polish Zloty	Sell	10/9/2009	4,350,000	1,478,378	1,514,806	(36,428)
Polish Zloty	Sell	10/9/2009	1,700,000	584,092	591,993	(7,901)
Polish Zloty	Sell	10/9/2009	22,920,000	7,974,670	7,981,458	(6,788)
Polish Zloty	Buy	11/6/2009	22,030,000	7,737,970	7,655,088	(82,882)
Polish Zloty	Buy	11/6/2009	425,000	142,226	147,681	5,455
Polish Zloty	Buy	11/6/2009	425,000	148,290	147,681	(609)
Polish Zloty	Buy	11/6/2009	470,000	165,776	163,318	(2,458)
Polish Zloty	Buy	11/6/2009	480,000	167,038	166,793	(245)
Polish Zloty	Buy	11/6/2009	700,000	249,048	243,239	(5,809)
Polish Zloty	Buy	11/6/2009	450,000	159,574	156,368	(3,206)
Polish Zloty	Buy	12/9/2009	540,000	188,956	187,197	(1,759)
Polish Zloty	Buy	12/9/2009	470,000	161,301	162,930	1,629
Polish Zloty	Buy	1/15/2010	23,920,000	8,266,234	8,270,711	4,477
Russian Ruble	Buy	11/6/2009	102,300,000	3,229,676	3,380,179	150,503
Russian Ruble	Buy	11/6/2009	6,900,000	215,222	227,989	12,767
Russian Ruble	Buy	12/9/2009	58,300,000	1,796,798	1,912,125	115,327
Russian Ruble	Buy	12/9/2009	4,900,000	160,131	160,711	580
Singapore Dollar	Buy	10/9/2009	190,000	131,855	134,874	3,019
Singapore Dollar	Buy	10/9/2009	200,000	138,896	141,972	3,076
Singapore Dollar	Buy	10/9/2009	200,000	138,997	141,972	2,975
Singapore Dollar	Buy	10/9/2009	310,000	214,334	220,057	5,723
Singapore Dollar	Buy	10/9/2009	250,000	173,525	177,465	3,940
Singapore Dollar	Buy	10/9/2009	6,720,000	4,623,616	4,770,265	146,649
Singapore Dollar	Buy	10/9/2009	1,030,000	711,180	731,157	19,977
Singapore Dollar	Sell	10/9/2009	8,900,000	6,321,144	6,317,762	3,382
Singapore Dollar	Buy	11/6/2009	6,200,000	4,320,708	4,400,207	79,499
Singapore Dollar	Buy	11/6/2009	325,000	225,355	230,656	5,301
Singapore Dollar	Buy	11/6/2009	215,000	151,291	152,588	1,297
Singapore Dollar	Buy	12/9/2009	220,000	155,213	156,107	894
Singapore Dollar	Buy	12/9/2009	270,000	191,248	191,586	338
Singapore Dollar	Buy	1/15/2010	9,310,000	6,609,282	6,605,156	(4,126)
South African Rand	Buy	10/9/2009	1,400,000	170,460	186,122	15,662
South African Rand	Buy	10/9/2009	1,170,000	147,699	155,544	7,845
South African Rand	Buy	10/9/2009	18,880,000	2,334,467	2,509,985	175,518
South African Rand	Sell	10/9/2009	21,450,000	2,844,790	2,851,651	(6,861)
South African Rand	Buy	11/6/2009	25,820,000	3,238,227	3,414,510	176,283
South African Rand	Buy	11/6/2009	1,140,000	149,976	150,757	781
South African Rand	Buy	11/6/2009	920,000	123,089	121,663	(1,426)
South African Rand	Buy	11/6/2009	1,200,000	160,060	158,691	(1,369)
South African Rand	Buy	1/15/2010	23,330,000	3,038,512	3,044,431	5,919
Thai Baht	Buy	10/9/2009	46,300,000	1,361,764	1,385,611	23,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND September 30, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Thai Baht	Buy	10/9/2009	4,800,000	$141,260	$143,649	$2,389
Thai Baht	Buy	10/9/2009	5,700,000	167,647	170,583	2,936
Thai Baht	Buy	10/9/2009	44,300,000	1,300,341	1,325,758	25,417
Thai Baht	Sell	10/9/2009	101,100,000	3,021,518	3,025,600	(4,082)
Thai Baht	Buy	1/15/2010	107,600,000	3,215,463	3,214,286	(1,177)

Total Unrealized Appreciation on Forward Foreign Currency Contracts						$4,453,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC.- GLOBAL ALLOCATION FUND September 30, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.45%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	712,164	$7,064
Lord Abbett Research Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I(c)	286,317	7,229
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(d)	1,456,883	9,674
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I(b)	685,676	7,145
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(e)	412,477	7,330
Lord Abbett Investment Trust - High Yield Fund - Class I(f)	2,042,628	14,666
Lord Abbett Securities Trust - International Core Equity Fund - Class I(g)	412,435	4,867
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(h)	3,455,450	29,198
Lord Abbett Securities Trust - International Opportunities Fund - Class I(i)	862,658	9,886

Total Investments in Underlying Funds (cost $103,839,869)		97,059

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.14%

Repurchase Agreement

Repurchase Agreement dated 9/30/2009, 0.01% due 10/1/2009 with State Street Bank & Trust Co. collateralized by $135,000 of U.S. Treasury Bill at 0.185%due 11/12/2009; value: $134,987; proceeds: $130,700 (cost$130,700)	$131	$131

Total Investments in Securities 99.59% (cost $103,970,569)		97,190

Cash and Other Assets in Excess of Liabilities 0.41%		403

Net Assets 100.00%		$97,593

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company incorporated, under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Lord Abbett Developing Local Markets Fund (“Developing Local Markets Fund”); and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Developing Local Markets Fund is non-diversified and Global Allocation Fund is diversified as defined in the Act.

Developing Local Markets Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their net asset value each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)	Forward Foreign Currency Exchange Contracts-Developing Local Markets Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Developing Local Markets Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(g)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all

Notes to Schedule of Investments (unaudited)(continued)

times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing each Fund’s investments carried at value:

	Developing Local Markets Fund			Global Allocation Fund
Investments Type*	Level 1	Level 2	Total	Level 1 (000)	Level 2 (000)	Total (000)
Asset-Backed Securities	$—	$32,415,444	$32,415,444	$—	$—	$—
Corporate Bonds	—	32,851,408	32,851,408	—	—	—
Foreign Bonds	3,004,411	5,239,445	8,243,856	—	—	—
Foreign Government Obligations	—	1,308,773	1,308,773	—	—	—
Government Sponsored Enterprises Pass-Throughs	—	7,058,807	7,058,807	—	—	—
Investments in Underlying Funds	—	—	—	97,059	—	97,059
Non-Agency Commercial Mortgage-Backed Securities	—	69,492,100	69,492,100	—	—	—
Repurchase Agreement	—	7,119,590	7,119,590	—	131	131

Total	$3,004,411	$155,485,567	$158,489,978	$97,059	$131	$97,190

Other Financial Instruments
Forward Foreign Currency Contracts	$4,453,712	$—	$4,453,712	$—	$—	$—
Futures	(360,036)	—	(360,036)	—	—	—

Total	$4,093,676	$—	$4,093,676	$—	$—	$—

*	See Schedule of Investments for values in each industry.

(i)	Disclosures about Derivative Instruments and Hedging Activities-Developing Local Markets Fund adopted Developing Local Markets Fund adopted ASC 815, Derivatives and Hedging (SFAS 161), effective January 1, 2009.

Notes to Schedule of Investments (unaudited)(continued)

The Developing Local Markets Fund entered into forward foreign currency exchange contracts during the period ended September 30, 2009 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Developing Local Markets Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Developing Local Markets Fund’s risk of loss from counterparty credit risk is the fair value of the foreign currency exchange contracts.

The Developing Local Markets Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2009 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

At September 30, 2009, the Developing Local Markets Fund had the following derivatives grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Fair Value
Futures Contracts	$—	$—	$—
Forward Contracts	—	5,180,418	5,180,418

Total	$—	$5,180,418	$5,180,418

Liability Derivatives
Futures Contracts	$360,036	$—	$360,036
Forward Contracts	—	726,706	726,706

Total	$360,036	$726,706	$1,086,742

3. FEDERAL TAX INFORMATION

As of September 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Developing Local Markets Fund	Global Allocation Fund
Tax cost	$156,192,873	$104,214,771

Gross unrealized gain	2,383,391	428,361
Gross unrealized loss	(86,286)	(7,452,705)

Net unrealized security gain (loss)	$2,297,105	$(7,024,344)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization.

Notes to Schedule of Investments (unaudited)(concluded)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year and any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers during the period ended September 30, 2009:

Affiliated Issuer	Balance of Shares Held at 12/31/2008	Gross Addition	Gross Sales	Balance of Shares Held at 9/30/2009	Value at 9/30/2009	Net Realized Loss 1/1/2009 to 9/30/2009	Dividend Income 1/1/2009 to 9/30/2009
Lord Abbett Affiliated Fund, Inc. - Class I	635,922	91,138	(14,896)	712,164	$7,064,664	$(44,985)	$26,066
Lord Abbett Research
Fund, Inc. - Classic Stock Fund (formerly, Large Cap Core Fund) - Class I	257,391	28,926	—	286,317	7,229,506	—	—
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	1,227,489	363,713	(134,319)	1,456,883	9,673,702	(236,874)	188,443
Lord Abbett Securities Trust - Fundamental Equity Fund (formerly, All Value Fund) - Class I	631,200	65,763	(11,287)	685,676	7,144,740	(30,361)	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund- Class I	410,143	33,774	(31,440)	412,477	7,329,712	(235,657)	—
Lord Abbett Investment Trust - High Yield Fund - Class I	1,920,004	469,127	(346,503)	2,042,628	14,666,067	(566,640)	835,482
Lord Abbett Securities Trust - International Core Equity Fund - Class I	412,435	—	—	412,435	4,866,727	—	—
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	3,309,856	329,275	(183,681)	3,455,450	29,198,551	(588,044)	765,196
Lord Abbett Securities Trust - International Opportunities Fund - Class I	891,587	37,805	(66,734)	862,658	9,886,058	(240,114)	—
Total					$97,059,727	$(1,942,675)	$1,815,187

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of September 30, 2009, the Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.28%
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	7.45%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	9.97%
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I	7.36%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.55%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.11%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.01%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	30.08%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	10.19%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2009, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.88%
XTO Energy, Inc.	4.16%
Bank of America Corp.	3.70%
Goldman Sachs Group, Inc. (The)	3.36%
Smith International, Inc.	2.66%
Exxon Mobil Corp.	2.46%
Chevron Corp.	2.24%
Morgan Stanley	2.13%
Teva Pharmaceutical Industries Ltd.	2.04%
Eaton Corp.	2.02%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.93%
Consumer Staples	2.99%
Energy	17.44%
Financial Services	32.29%
Healthcare	5.77%
Materials & Processing	4.87%
Producer Durables	7.79%
Technology	7.32%
Utilities	3.95%
Short-Term Investment	1.65%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund)

Ten Largest Holdings	% of Investments
Goldman Sachs Group, Inc. (The)	2.58%
JPMorgan Chase & Co.	2.56%
Apple, Inc.	2.24%
Bank of America Corp.	2.15%
Monsanto Co.	2.13%
Microsoft Corp.	2.06%
Exxon Mobil Corp.	1.79%
Google, Inc. Class A	1.79%
State Street Corp.	1.71%
Target Corp.	1.68%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.74%
Consumer Staples	4.46%
Energy	11.70%
Financial Services	21.53%
Healthcare	10.28%
Materials & Processing	7.83%
Producer Durables	5.44%
Technology	20.11%
Utilities	2.29%
Short-Term Investment	0.62%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Mexico Cetes, Zero Coupon, 12/3/2009	1.90%
Hungary Government Bond, 6.75%, 4/12/2010	1.79%
Bank of America Corp., 2.10%, 4/30/2012	1.28%
GS Mortgage Securities Corp. II 2005-GG4 A2, 4.475%, 7/10/2039	1.22%
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2, 5.147%, 11/10/2045	1.20%
CS First Boston Mortgage Securities Corp. 2004-C5 A2, 4.183%, 11/15/2037	1.20%
Banc of America Commercial Mortgage, Inc. 2005-3 A2, 4.501%, 7/10/2043	1.19%
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1, 4.475%, 7/15/2041	1.10%
GE Capital Commercial Mortgage Corp. 2005-C1 A2, 4.353%, 6/10/2048	1.09%
Nissan Auto Receivables Owner Trust 2009-A A2, 2.94%, 7/15/2011	1.07%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.12%
Asset-Backed	21.67%
Banking	5.14%
Consumer Non-Cyclical	1.30%
Energy	5.10%
Finance & Investment	7.01%
Foreign Government	6.03%
U.S. Government Guaranteed	2.65%
Media	0.86%
Mortgage-Backed	39.81%
Services Cyclical	0.85%
Services Non-Cyclical	0.64%
Technology & Electronics	0.54%
Telecommunications	1.12%
Utilities	2.67%
Short-Term Investment	4.49%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund)

Ten Largest Holdings	% of Investments
Amgen, Inc.	2.92%
DaVita, Inc.	2.57%
Abbott Laboratories	2.16%
Barrick Gold Corp.	2.09%
McKesson Corp.	1.99%
JPMorgan Chase & Co.	1.95%
Adobe Systems, Inc.	1.76%
ITT Corp.	1.74%
Lazard Ltd. Class A	1.67%
EnCana Corp.	1.66%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.46%
Consumer Staples	1.48%
Energy	11.97%
Financial Services	21.34%
Healthcare	19.13%
Materials & Processing	6.02%
Producer Durables	14.71%
Technology	8.03%
Short-Term Investment	1.86%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Cognizant Technology Solutions Corp. Class A	1.53%
T. Rowe Price Group, Inc.	1.44%
NetApp, Inc.	1.43%
TJX Companies, Inc. (The)	1.38%
Nordstrom, Inc.	1.19%
Precision Castparts Corp.	1.19%
CONSOL Energy, Inc.	1.15%
Avon Products, Inc.	1.12%
Starwood Hotels & Resorts Worldwide, Inc.	1.12%
Principal Financial Group, Inc.	1.11%

Holdings by Sector*	% of Investments
Consumer Discretionary	24.15%
Consumer Staples	2.27%
Energy	8.55%
Financial Services	13.17%
Healthcare	12.38%
Materials & Processing	3.75%
Producer Durables	12.21%
Technology	22.48%
Utilities	0.86%
Short-Term Investment	0.18%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 9.125%, 11/15/2014	1.47%
Inergy Finance LP, 8.25%, 3/1/2016	1.43%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.33%
El Paso Corp., 8.05%, 10/15/2030	1.32%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	1.24%
Pinnacle Foods Group LLC /Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.09%
Host Hotels & Resorts LP, 9.00%, 5/15/2017	1.06%
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/2015	1.03%
Nextel Communications, Inc., 6.875%, 10/31/2013	0.99%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.96%

Holdings by Sector*	% of Investments
Agency	0.01%
Banking	3.29%
Basic Industry	8.31%
Brokerage	0.99%
Capital Goods	5.41%
Consumer Cyclical	10.20%
Consumer Non-Cyclical	4.39%
Energy	9.20%
Finance & Investment	2.75%
Insurance	3.95%
Local-Authority	0.76%
Media	7.98%
Service Cyclical	14.16%
Service Non-Cyclical	7.03%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Technology & Electronics	5.94%
Telecommunications	9.60%
Utility	3.20%
Short-Term Investment	2.83%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
DnB NOR ASA	2.11%
Bridgestone Corp.	1.86%
Tullow Oil plc	1.81%
Renault SA	1.73%
ING Groep NV	1.61%
Agra Empreendimentos Imobiliarios SA	1.57%
Vinci SA	1.54%
Cemex SAB de CV	1.48%
Transocean Ltd.	1.46%
Roche Holding Ltd. AG	1.42%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.89%
Consumer Staples	8.12%
Energy	7.46%
Financials	28.31%
Healthcare	6.44%
Industrials	13.02%
Information Technology	4.64%
Materials	11.61%
Telecommunication Services	6.15%
Utilities	2.56%
Short-Term Investment	1.80%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Australia & New Zealand Banking Group Ltd.	2.79%
National Australia Bank Ltd.	2.54%
HSBC Holdings plc	2.09%
Banco Santander SA	2.01%
Mediaset SpA	1.81%
Wesfarmers Ltd.	1.66%
Fletcher Building Ltd.	1.57%
Koninklijke BAM Groep NV	1.57%
Canon, Inc.	1.53%
Kumba Iron Ore Ltd.	1.51%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto	1.83%
Basic Industry	0.96%
Consumer Cyclical	4.87%
Consumer Discretionary	1.30%
Consumer Services	3.91%
Consumer Staples	3.17%
Energy	5.36%
Financial Services	27.83%
Healthcare	2.96%
Integrated Oils	6.45%
Materials & Processing	12.70%
Other	1.67%
Producer Durables	7.46%
Technology	0.49%
Telecommunications	9.26%
Transportation	1.40%
Utilities	5.41%
Short-Term Investment	2.97%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Megaworld Corp.	1.68%
Nitori Co., Ltd.	1.62%
Davide Campari-Milano SpA	1.47%
Symrise GmbH & Co. AG	1.45%
Schroders plc	1.44%
Bangkok Bank Public Co., Ltd.	1.40%
Rheinmetall AG	1.40%
Agra Empreendimentos Imobiliarios SA	1.40%
Babcock International Group plc	1.36%
easyJet plc	1.36%

Holdings by Sector*	% of Investments
Basic Materials	6.53%
Consumer Cyclical	21.28%
Consumer Non-Cyclical	6.86%
Diversified Financials	6.19%
Energy	5.34%
Healthcare	8.19%
Industrial Goods & Services	16.27%
Non-Property Financials	7.99%
Property & Property Services	4.02%
Technology	5.13%
Telecommunications	0.50%
Transportation	2.47%
Utilities	5.13%
Short-Term Investment	4.10%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 23, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 23, 2009